Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) Segment	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jan. 01, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation adjustment	¥ (1,747,229)	$ (249,850)	¥ (5,231)
Restricted cash | ¥	88,068
Cumulative-effect adjustment in accumulated deficit (in Dollars) | $
Write-down of inventories	1,883,635	269,355	494,459	503,079
Deferred offering cost			7,437,679
Charged to additional-paid-in capital	29,129,441	4,165,455
Impairment loss on property and equipment	73,240	10,473	37,773	43,923
Impairment loss on right-of-use assets	2,035,277	291,041	2,200,752	1,063,104
Other General Expense				500,000
Refund liability			2,080,556
Revenue recognized in advance from customers	1,490,445	213,131	614,609	2,215,981
Advance from customers	1,591,131		1,756,046		227,529
Shipping and handling expense	1,897,818	217,384	2,237,411	1,255,401
Sales and marketing expenses	96,214,406	13,758,477	56,366,433	43,678,681
Covered by insurance	500,000	$ 71,499
Deposits	¥ 9,445,239		¥ 7,596,724	¥ 6,681,531	$ 1,350,651
Weighted average remaining lease term	1 year 11 months 19 days		2 years 2 months 26 days		1 year 11 months 19 days
Weighted average discount rate	3.68%		5.02%		3.68%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
China [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	6.9931				6.9931
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	45.80%	45.80%	44.60%	56.30%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			13.60%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	64.90%	64.90%		66.10%
Advertising [Member]
Summary of Significant Accounting Policies [Line Items]
Sales and marketing expenses	¥ 19,539,893	$ 2,794,167	¥ 11,102,956	¥ 3,431,992
Other Operating Segment [Member]
Summary of Significant Accounting Policies [Line Items]
Number of reportable segments (in Segment) | Segment	2	2
Qilekang Digital Health [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest			94.86%
Nanjing Qilekang Pharmaceutical Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	80.00%	80.00%
Qilekang Digital Health and Institute Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest			5.14%
Nanjing Qilekang and Individual [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	20.00%	20.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	60.60%	60.60%		44.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				48.30%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	65.80%	65.80%
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			39.10%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			22.50%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits	¥ 500,000				$ 71,499
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Leases term	3 years				3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Leases term	5 years				5 years
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Issue price	100.00%	100.00%
Interest rate per annum	12.00%	12.00%
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Issue price	100.00%	100.00%
Interest rate per annum	10.00%	10.00%